First Trust Expanded Technology ETF Investment Strategy - First Trust Expanded Technology ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies identified by the Fund’s investment advisor as either information technology companies or financial companies and communication services companies whose operations are principally derived from and/or dependent upon technology (“Expanded Technology Companies”). While the Fund is actively managed, the investment advisor intends to utilize a quantitative model to help identify Expanded Technology Companies with attractive long-term capital appreciation potential. The model begins with a large-cap focused universe of U.S. common stocks listed on U.S. exchanges. The model then includes only those companies that are classified by the Global Industry Classification Standard (“GICS”) as belonging to either the information technology sector, or certain technology-dependent industries within the financials and communication services sectors (see below). The investment advisor will review the relevant sectors and industries in conjunction with any changes to GICS classifications. To identify Expanded Technologies Companies, the model only includes companies from the following specific industries or sub-industries which the investment advisor has identified as containing companies whose operations are principally derived from and/or dependent upon technology: ●Information Technology—includes companies from the following industries: IT services; software; communications equipment; technology hardware, storage and peripherals; electronic equipment, instruments and components; and semiconductors and semiconductor equipment. ●Financials - includes only companies from the transaction and payment processing services sub-industry. ●Communication Services—includes only companies from the following industries: wireless telecommunication services; media; entertainment; and interactive media and services. See “Additional Information on the Fund's Investment Objective and Strategies” for additional information regarding the technology-dependent industries and sub-industries within the financials and communication services sectors identified above. From this universe, the investment advisor considers a range of quantitative attributes associated with the remaining securities. Such quantitative attributes include, but are not limited to, operating metrics and financial metrics, such as return on equity, momentum, and free cash flow growth. The investment advisor will select approximately 50 companies for the portfolio that are expected to be weighted between 0.25% and 4.50% at the time of purchase (with larger cap companies receiving higher weightings within the approximate range) and will be reconstituted and rebalanced quarterly. The Fund’s investment advisor may over-weight, under-weight, or exclude certain securities from the portfolio that would otherwise be selected pursuant to the quantitative process in certain instances. The Fund’s investments will be concentrated (i.e., invest more than 25% of Fund assets) in the industries or group of industries comprising the information technology sector. As of November 28, 2025, the Fund also had significant investments in communication services companies, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund’s investments will be concentrated (i.e., invest more than 25% of Fund assets) in the industries or group of industries comprising the information technology sector. As of November 28, 2025, the Fund also had significant investments in communication services companies, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.